Intangible Assets - Summary of Carrying Amounts of Each Class of Intangible Assets (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Intangible Assets [Line Items]
Intangible assets	$ 160	$ 2,845
Computer Software
Disclosure Of Intangible Assets [Line Items]
Intangible assets	$ 160	$ 2,845